Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
15.	Commitments:

(a)	Operating leases:

The Company has entered into operating leases for office space and vehicles. Future minimum payments under the various operating leases are as follows:

2019	$937
2020	754
2021	347
2022	199
2023	185
Thereafter	170

Total minimum payments required	$2,592

Rent expense for the year ended December 31, 2018 was $827 (2017 - $
658
).

(b)	Commitments for clinical and other agreements:

The Company entered into various clinical and other agreements requiring it to fund future expenditures of $1,613 (2017 - $
7,309
).

(c)	Purchase commitments:

The Company has purchase commitments with certain suppliers who assist in the production of its commercialized products. The amount of the purchase commitment is based on physical quantities manufactured; however, as at December 31, 2018, there is an aggregate minimum purchase obligation of
$318 (2017 - $
498
).